Significant Balance Sheet Components	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Significant Balance Sheet Components [Line Items]
SIGNIFICANT BALANCE SHEET COMPONENTS
6.	SIGNIFICANT BALANCE SHEET COMPONENTS

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets at September 30, 2024 and December 31, 2023, consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
Prepaid expenses	$1,508	$1,461
Deposits	56	149
Other current assets	1,357	1,893
Total prepaid expenses and other current assets	$2,921	$3,503

The Company has recorded $1.3 million and $1.8 million of Employee Retention Credits (“ERC”) as other current assets, which are included in prepaid expenses and other current assets in the interim condensed consolidated balance sheets at September 30, 2024 and December 31, 2023, respectively. Under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), the ERC is a refundable payroll tax credit for businesses and tax-exempt organizations that were affected during the COVID-19 pandemic. Eligible businesses, both for-profit and not-for-profit, that experienced a “significant” decline in gross receipts in any quarter (more than 50% decrease in 2020 from 2019, and more than 20% in 2021) could receive a quarterly refundable payroll tax credit. The Company believes it has reasonably assured qualification and submitted for refunds under the ERC program.

Other Non-Current Assets

Other non-current assets at September 30, 2024 and December 31, 2023, consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
Prepaid expenses, non-current	$3,486	$3,368
Property and equipment, net	21	—
Total other non-current assets	$3,507	$3,368

The prepaid expenses, non-current balance at September 30, 2024 and December 31, 2023 includes $3.0 million and $3.3 million of the remaining balance of the upfront payment made by the Company in October 2022 for future technical services to be provided by Gingko Bioworks, Inc. (“Gingko”) (see Note 14 – Commitments and Contingencies), respectively.

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities at September 30, 2024 and December 31, 2023, consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
Accrued professional services	$1,635	$714
Accrued payroll and benefits	413	304
Accrued interest expense	3	9
Other accrued expenses	494	26
Total accrued expenses and other current liabilities	$2,545	$1,053

BOLT THREADS, INC. [Member]
Significant Balance Sheet Components [Line Items]
SIGNIFICANT BALANCE SHEET COMPONENTS

5. SIGNIFICANT BALANCE SHEET COMPONENTS

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of December 31, 2023 and 2022, consisted of the following (in thousands):

	2023	2022
Prepaid expenses	$1,461	$1,446
Deposits	149	799
Inventory	235	—
Other current assets	1,893	940
Total prepaid expenses and other current assets	$3,738	$3,185

The Company has recorded $1.8 million and zero of Employee Retention Credits (“ERC”) as other current assets, which are included in prepaid expenses and other current assets in the consolidated balance sheets as of December 31, 2023 and 2022, respectively; and $1.8 million and zero in other income (expense), net in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2023 and 2022, respectively. Under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), the ERC is a refundable payroll tax credit for businesses and tax-exempt organizations that were affected during the COVID-19 pandemic. Eligible businesses, both for-profit and not-for-profit, that experienced a “significant” decline in gross receipts in any quarter (more than 50% decrease in 2020 from 2019, and more than 20% in 2021) could receive a quarterly refundable payroll tax credit. The Company believes it has reasonably assured qualification and submitted for refunds under the ERC program.

Property and Equipment, net

Property and equipment, net as of December 31, 2023 and 2022, consisted of the following (in thousands):

	2023	2022
Leasehold improvements	$—	$13,914
Equipment	—	7,970
Furniture and fixtures	—	17
Construction in process	—	10,175
Total property and equipment	$—	$32,076
Less accumulated depreciation	—	(12,659)
Total property and equipment, net	$—	$19,417

Depreciation expense for the years ended December 31, 2023 and 2022, was $1.1 million and $1.6 million, respectively, and is presented within operating expenses. Depreciation expense is excluded from cost of revenue. Construction in process primarily included leasehold improvements and payments made for assets not yet in service and/or available for their intended uses.

Other Non-Current Assets

Other non-current assets as of December 31, 2023 and 2022, consisted of the following (in thousands):

	2023	2022
Prepaid expenses, non-current	$3,368	$9,443
Total other non-current assets	$3,368	$9,443

The prepaid expenses, non-current balance as of December 31, 2023 and 2022 primarily represents the remaining balance of the upfront payment made by the Company in October 2022 for future technical services to be provided by Gingko Bioworks, Inc. (“Gingko”) (see Note 7 — Borrowings).

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities as of December 31, 2023 and 2022, consisted of the following (in thousands):

	2023	2022
Accrued professional services	$714	$407
Accrued payroll and benefits	304	581
Accrued interest expense	9	—
Other accrued expenses	26	13
Total accrued expenses and other current liabilities	$1,053	$1,001